Securitisations and Covered Bonds (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Gross Asset Securitised

The gross assets securitised at 31 December 2017 and 2016 under the structures described below were:

	2017	2016
	£m	£m
Master trust structures:
– Holmes	4,299	5,560
– Fosse	5,732	7,182
– Langton	3,893	5,211
	13,924	17,953
Other securitisation structures:
– Motor	1,318	1,117
– Auto ABS UK Loans	1,498	1,260
	2,816	2,377
Total gross assets securitised	16,740	20,330

Summary of Outstanding Balances of Loans and Advances assigned to Covered Bond Programme

Outstanding balances of loans and advances assigned to the covered bond programme at 31 December 2017 and 2016 were:

		2017		2016
	Gross assets	Notes in	Gross assets	Notes in
	assigned	issue	assigned	issue
	£m	£m	£m	£m
Euro 35bn Global Covered Bond Programme	19,772	16,866	20,263	17,941
Less: Held by the Santander UK group		(1,067)		(1,313)
Total covered bonds (See Note 25)		15,799		16,628

Holmes [member]
Summary of Outstanding Balances of Assets Securitised and Notes in Issue (Non-recourse Finance)

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to			Issued to
				Santander			Santander
		Gross assets	Notes in	UK plc as	Gross assets	Notes in	UK plc as
	Closing date	securitised	issue	collateral	securitised	issue	collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Holmes Master Issuer plc – 2010/1	12 November 2010	–	–	–	318	383	–
Holmes Master Issuer plc – 2011/3	21 September 2011	534	561	–	512	618	–
Holmes Master Issuer plc – 2012/1	24 January 2012	–	–	–	98	118	–
Holmes Master Issuer plc – 2012/2	17 April 2012	–	–	–	585	706	–
Holmes Master Issuer plc – 2012/3	7 June 2012	–	–	–	426	514	–
Holmes Master Issuer plc – 2013/1	30 May 2013	–	–	–	28	–	34
Holmes Master Issuer plc – 2016/1	26 May 2016	694	340	389	1,017	644	584
Holmes Master Issuer plc – 2017/1	16 October 2017	474	499	–	–	–	–
Beneficial interest in mortgages held by Holmes Trustees Ltd		2,597	–	–	2,576	–	–
		4,299	1,400	389	5,560	2,983	618
Less: Held by the Santander UK group			–			–
Total securitisations (See Note 25)			1,400			2,983

Fosse [member]
Summary of Outstanding Balances of Assets Securitised and Notes in Issue (Non-recourse Finance)

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to			Issued to
				Santander			Santander
		Gross assets	Notes in	UK plc as	Gross assets	Notes in	UK plc as
	Closing date	securitised	issue	collateral	securitised	issue	collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Fosse Master Issuer plc – 2010/1	12 March 2010	–	–	–	446	535	–
Fosse Master Issuer plc – 2011/2	6 December 2011	176	191	34	204	211	34
Fosse Master Issuer plc – 2012/1	22 May 2012	–	–	–	700	738	105
Fosse Master Issuer plc – 2014/1	19 June 2014	–	–	–	366	441	–
Fosse Master Issuer plc – 2015/1	24 March 2015	333	425	–	559	673	–
Beneficial interest in mortgages held by Fosse Master Trust Ltd		5,223	–	–	4,907	–	–
		5,732	616	34	7,182	2,598	139
Less: Held by the Santander UK group			–			–
Total securitisations (See Note 25)			616			2,598

Langton [member]
Summary of Outstanding Balances of Assets Securitised and Notes in Issue (Non-recourse Finance)

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to			Issued to
				Santander			Santander
		Gross assets	Notes in	UK plc as	Gross assets	Notes in	UK plc as
	Closing date	securitised	issue	collateral	securitised	issue	collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Langton Securities (2010-1) plc (1)	1 October 2010	986	–	984	987	–	984
Langton Securities (2008-1) plc (2)	23 March 2011	1,373	–	1,371	1,376	–	1,372
Beneficial interest in mortgages held by Langton Master Trust Ltd		1,534	–	–	2,848	–	–
		3,893	–	2,355	5,211	–	2,356

Motor [member]
Summary of Outstanding Balances of Assets Securitised and Notes in Issue (Non-recourse Finance)

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to			Issued to
				Santander			Santander
				Consumer			Consumer
		Gross assets	Notes in	(UK) plc	Gross assets	Notes in	(UK) plc
	Closing date	securitised	issue	as collateral	securitised	issue	as collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Motor 2014-1 plc	16 April 2014	–	–	–	125	–	136
Motor 2015-1 plc	2 March 2015	164	38	136	436	352	136
Motor 2016-1 plc	15 December 2016	578	300	300	556	298	300
Motor 2017-1 plc	20 September 2017	576	514	78	–	–	–
		1,318	852	514	1,117	650	572
Less: Held by the Santander UK group			–			–
Total securitisations (See Note 25)			852			650

Auto ABS UK Loans [member]
Summary of Outstanding Balances of Assets Securitised and Notes in Issue (Non-recourse Finance)

Outstanding balances of assets securitised and notes in issue (non-recourse finance) at 31 December 2017 and 2016 were:

				2017			2016
				Issued to PSA			Issued to PSA
				Finance UK			Finance UK
		Gross assets	Notes in	Limited	Gross assets	Notes in	Limited
	Closing date	securitised	issue	as collateral	securitised	issue	as collateral
Securitisation company	of securitisation	£m	£m	£m	£m	£m	£m
Auto ABS UK Loans plc	30 April 2017	1,111	925	221	1,260	1,275	113
Auto ABS UK Loans 2017 plc	15 November 2017	387	315	85	–	–	–
		1,498	1,240	306	1,260	1,275	113
Less: Held by the Santander UK group			–			–
Total securitisations (See Note 25)			1,240			1,275